Summary of Significant Accounting Policies (Details 2) $ in Thousands	9 Months Ended
Dec. 31, 2023 USD ($)
Product Information [Line Items]
Opening balance as of March 31, 2023	$ 0
Closing balance as of December 31, 2023	1,233
Long Term Investment [Member]
Product Information [Line Items]
Opening balance as of March 31, 2023
Transition period adjustment on long term investments (through retained earnings) pursuant to ASC 326	126
Adjusted balance as of April 1, 2023	126
Additions charged to change in provision for credit losses	3
Closing balance as of December 31, 2023	$ 129